N-2	Nov. 13, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0002000645
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Octagon XAI CLO Income Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses	Class A	Class I
Maximum Initial Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)(1)	2.00%	None
Early Withdrawal Charge(2)	1.00%	1.00%
Dividend Reinvestment Fees	None	None

		[1],[2]
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (As a Percentage of Net Assets Attributable to Common Shares)	Class A	Class I
Management fees(3)	1.50%	1.50%
Distribution and/or Servicing Fees(4)	0.85%	None
Interest payment on borrowed Funds	None	None
Other expenses(5)(6)	0.68%	0.68%
Total Annual Fund Operating Expenses	3.03%	2.18%
Distribution Fee Reimbursement(7)	(0.50%)	None
Expense Limitation(8)	─	─
Total annual expenses (After Expense Reimbursements)(7)(8)	2.53%	2.18%
		[3],[4],[5],[6],[7],[8]
Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Class A Shares Example

The following example illustrates the expenses that you would pay on a $1,000 investment in Class A Shares, assuming (1) total annual expenses of 2.53% of net assets attributable to Class A Shares during Year 1 and 3.03% of net assets attributable to Class A Shares thereafter, (2) a 5% annual return and (3) that all dividends and distributions are reinvested at net asset value per Share.

1 Year	3 Years	5 Years	10 Years
$45*	$107	$172	$344

*	This amount does not reflect the imposition of the early withdrawal charge of 1.00%. If an investor were to redeem Shares that have been held for less than one year and the Fund were to impose the early withdrawal charge, the costs for year one would be $55.

The Example should not be considered a representation of future expenses or returns. Actual expenses may be higher or lower than those assumed. Moreover, the Fund’s actual rate of return may be higher or lower than the hypothetical 5% return shown in the example.

Class I Shares Example

The following example illustrates the expenses that you would pay on a $1,000 investment in Class I Shares, assuming (1) total annual expenses of 2.18% of net assets attributable to Class I Shares, (2) a 5% annual return and (3) that all dividends and distributions are reinvested at net asset value per Share. Actual expenses may be greater or less than those assumed.

1 Year	3 Years	5 Years	10 Years
$22*	$68*	$117*	$251*

*	This amount does not reflect the imposition of the early withdrawal charge of 1.00%. If an investor were to redeem Shares that have been held for less than one year and the Fund were to impose the early withdrawal charge, the costs for year one would be $32.

The Example should not be considered a representation of future expenses or returns. Actual expenses may be higher or lower than those assumed. Moreover, the Fund’s actual rate of return may be higher or lower than the hypothetical 5% return shown in the example.

Purpose of Fee Table , Note [Text Block]

The following table contains information about the costs and expenses that Shareholders can expect to bear directly or indirectly. The purpose of the table and the example below is to help Shareholders understand the fees and expenses that they can expect to bear directly or indirectly.

Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Acquired Fund Fees and Expenses, Note [Text Block]

The following table contains information about the costs and expenses that Shareholders can expect to bear directly or indirectly. The purpose of the table and the example below is to help Shareholders understand the fees and expenses that they can expect to bear directly or indirectly.

Shareholder Transaction Expenses	Class A	Class I
Maximum Initial Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)(1)	2.00%	None
Early Withdrawal Charge(2)	1.00%	1.00%
Dividend Reinvestment Fees	None	None

Annual Expenses (As a Percentage of Net Assets Attributable to Common Shares)	Class A	Class I
Management fees(3)	1.50%	1.50%
Distribution and/or Servicing Fees(4)	0.85%	None
Interest payment on borrowed Funds	None	None
Other expenses(5)(6)	0.68%	0.68%
Total Annual Fund Operating Expenses	3.03%	2.18%
Distribution Fee Reimbursement(7)	(0.50%)	None
Expense Limitation(8)	─	─
Total annual expenses (After Expense Reimbursements)(7)(8)	2.53%	2.18%

Acquired Fund Fees Estimated, Note [Text Block]	“Other expenses” are estimated based on Fund Managed Assets of $125 million and anticipated expenses for the first year of the Fund’s operations. “Other Expenses” include professional fees and other expenses, including, without limitation, SEC filing fees, printing fees, administration fees, transfer agency fees, custody fees, fees charged by PINE, trustee fees, insurance costs and financing costs.
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	2.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.50%	[7]
Interest Expenses on Borrowings [Percent]	0.00%
Distribution/Servicing Fees [Percent]	0.85%	[6]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	1.00%	[2]
Other Annual Expense 2 [Percent]	0.00%
Other Annual Expense 3 [Percent]		[4]
Other Annual Expenses [Percent]	0.68%	[3],[8]
Total Annual Expenses [Percent]	3.03%
Waivers and Reimbursements of Fees [Percent]	0.50%	[5]
Net Expense over Assets [Percent]	2.53%	[4],[5]
Expense Example, Year 01	$ 45	[9]
Expense Example, Years 1 to 3	107
Expense Example, Years 1 to 5	172
Expense Example, Years 1 to 10	$ 344
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.50%	[7]
Interest Expenses on Borrowings [Percent]	0.00%
Distribution/Servicing Fees [Percent]	0.00%	[6]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	1.00%	[2]
Other Annual Expense 2 [Percent]	0.00%
Other Annual Expense 3 [Percent]		[4]
Other Annual Expenses [Percent]	0.68%	[3],[8]
Total Annual Expenses [Percent]	2.18%
Waivers and Reimbursements of Fees [Percent]	0.00%	[5]
Net Expense over Assets [Percent]	2.18%	[4],[5]
Expense Example, Year 01	$ 22	[10]
Expense Example, Years 1 to 3	68	[10]
Expense Example, Years 1 to 5	117	[10]
Expense Example, Years 1 to 10	$ 251	[10]

[1]	Paralel Distributors, LLC is the principal underwriter and distributor of Class A Shares and Class I Shares and serves in that capacity on a best efforts basis, subject to various conditions. The Fund may be offered through Selling Agents that have entered into selling agreements with the Distributor. Selling Agents typically receive the sales load with respect to Class A Shares purchased by their clients. The Distributor does not retain any portion of the sales load. Class A Shares are sold subject to a maximum sales load of up to 2.00% of the offering price. However, purchases of Class A Shares in excess of $500,000 may be eligible for a sales load discount. See “Purchase of Shares.” While neither the Fund nor the Distributor impose an initial sales charge on Class I Shares, if you buy Class I Shares through certain Selling Agents, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your Selling Agent for additional information. Investors should consult with their Selling Agent about the sales load and any additional fees or charges their Selling Agent might impose on each class of Shares.
[2]	The Fund imposes early withdrawal charges of up to 1.00% on Shares accepted for repurchase that have been held by an investor for less than one year. Payment of the early withdrawal charge is made by netting the charge against the repurchase proceeds. The early withdrawal charge is retained by the Fund for the benefit of remaining Shareholders. If a Shareholder has made multiple purchases and tenders a portion of its Shares, the early withdrawal charge is calculated on a first-in/first-out basis. See “Periodic Repurchase Offers” below for additional information about Share repurchases.
[3]	The Adviser and the Sub-Adviser have agreed to (i) pay all organizational expenses of the Fund and (ii) pay or reimburse offering expenses of the Fund incurred through the date of effectiveness of this registration statement. Such amounts are not subject to recoupment by the Adviser and the Sub-Adviser.
[4]	The Adviser and the Sub-Adviser have entered into a letter agreement (the “Operating Expense Limitation Agreement”) with the Fund through March 31, 2026. Pursuant to the Operating Expense Limitation Agreement, the Adviser and the Sub-Adviser have agreed to waive a portion of their management fee and sub-advisory fee, as applicable, or reimburse the Fund for certain operating expenses so that the expenses of the Fund, exclusive of certain excluded expenses, do not exceed 0.68% of the Fund’s Managed Assets through March 31, 2026. Such amounts waived or reimbursed to the Fund by the Adviser and the Sub-Adviser are subject to recoupment for up to three years following the date of such waiver or reimbursement, to the extent that such recoupment does not cause the Fund’s operating expenses to exceed (i) the expense limitation in effect at the time the expense was paid or absorbed, and (ii) the expense limitation in effect at the time of such recoupment. The following expenses are excluded under the Operating Expense Limitation Agreement: (i) investment advisory fees, (ii) investor support and secondary market services fees, (iii) taxes, (iv) expenses incurred directly or indirectly by the Fund as a result of an investment in a permitted investment (including, without limitation, acquired fund fees and expenses), (v) expenses associated with the acquisition or disposition of portfolio investments (including, without limitation, brokerage commissions and other trading or transaction expenses), (vi) leverage expenses (including, without limitation, costs associated with the issuance or incurrence of leverage, commitment fees, interest expense or dividends on preferred shares), (vii) distribution and/or shareholder servicing (12b-1) fees, (viii) dividends on short sales, if any, (ix) securities lending costs, if any, (x) expenses of holding, and soliciting proxies for, meetings of shareholders of the Fund (except to the extent relating to routine items such as the election of trustees), (xi) expenses of a reorganization, restructuring, redomiciling or merger of the Fund or the acquisition of all or substantially all of the assets of another fund, or (xii) any extraordinary expenses not incurred in the ordinary course of the Fund’s business (including, without limitation, expenses related to litigation, derivative actions, demands related to litigation, regulatory or other government investigations and proceeding).
[5]	The Adviser and the Sub-Adviser have entered into an amended and restated letter agreement (the “Distribution Fee Reimbursement Agreement”) with the Fund through the eighteen-month anniversary of the later of the date of this Prospectus or the Trust’s commencement of operations (the “Limitation Period”). Under the Distribution Fee Reimbursement Agreement, the Adviser and the Sub-Adviser have agreed to reimburse the Fund for a portion of distribution and/or shareholder servicing fees paid and/or accrued during the Limitation Period in an amount equal to 0.50% of the Fund’s average daily net assets. During the Limitation Period, the Distribution Fee Reimbursement Agreement may be terminated or modified only with the written consent of the Board of Trustees. The Adviser and the Sub-Adviser may, at their discretion, agree to extend the Limitation Period for additional period(s) of one year on an annual basis. For a period not to exceed three years from the date on which fees are waived, the Adviser and the Sub-Adviser may recoup amounts reimbursed, provided that, after giving effect to such recoupment, the Fund’s expense ratio (excluding Excluded Expenses, as defined below) is not greater than (i) the Fund’s expense ratio (excluding Excluded Expenses) at the time the fees were waived or (ii) any expense limitation in effect at the time of such recoupment. Under the Distribution Fee Reimbursement Agreement, “Excluded Expenses” are management fees, distribution and/or servicing fees, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses.
[6]	The Fund may charge a distribution and/or shareholder servicing fee totaling up to 0.85% per year on Class A Shares.
[7]	The Fund pays the Adviser an annual management fee, payable monthly in arrears, in an amount equal to 1.50% of the Fund’s average daily Managed Assets. The Adviser will pay to the Sub-Adviser a sub-advisory fee out of the management fee received by the Adviser.
[8]	“Other expenses” are estimated based on Fund Managed Assets of $125 million and anticipated expenses for the first year of the Fund’s operations. “Other Expenses” include professional fees and other expenses, including, without limitation, SEC filing fees, printing fees, administration fees, transfer agency fees, custody fees, fees charged by PINE, trustee fees, insurance costs and financing costs.
[9]	This amount does not reflect the imposition of the early withdrawal charge of 1.00%. If an investor were to redeem Shares that have been held for less than one year and the Fund were to impose the early withdrawal charge, the costs for year one would be $55.
[10]	This amount does not reflect the imposition of the early withdrawal charge of 1.00%. If an investor were to redeem Shares that have been held for less than one year and the Fund were to impose the early withdrawal charge, the costs for year one would be $32.